LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Equity Funds–40.15%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,837,795	$168,774,728
LVIP BlackRock Equity Dividend Fund	8,477,637	215,696,507
LVIP Channing Small Cap Value Fund	1,603,080	21,651,202
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	18,934,282	300,203,042
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,974,582	88,310,304
LVIP Nomura Mid-Cap Index Fund	2,760,812	130,801,728
LVIP SSGA Mid-Cap Index Fund	6,064,960	80,057,467
LVIP SSGA Nasdaq-100 Index Fund	967,514	15,582,787
LVIP SSGA S&P 500 Index Fund	13,633,558	439,341,405
LVIP SSGA Small-Cap Index Fund	1,556,165	54,601,160
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,322,936	126,147,599
		1,641,167,929
Fixed Income Funds–38.20%
*Lincoln Bain Capital Total Credit Fund	4,983,704	50,235,736
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	9,755,111	93,171,066
LVIP Franklin Templeton Core Bond Fund	23,287,527	271,672,292
LVIP JPMorgan Core Bond Fund	98,522,357	980,790,063
LVIP JPMorgan High Yield Fund	5,037,371	50,403,933
LVIP SSGA Bond Index Fund	11,400,777	115,079,441
		1,561,352,531
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.56%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	2,911,877	$23,047,508
		23,047,508
International Equity Funds–18.12%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,642,921	58,974,163
LVIP Franklin Templeton Multi-Factor International Equity Fund	8,470,625	89,568,382
LVIP Loomis Sayles Global Growth Fund	4,564,378	76,613,086
LVIP MFS International Growth Fund	7,575,900	153,677,135
LVIP Mondrian International Value Fund	8,727,911	189,544,031
LVIP SSGA Emerging Markets Equity Index Fund	4,931,633	68,505,319
LVIP SSGA International Index Fund	7,734,189	103,653,605
		740,535,721
Total Affiliated Investments (Cost $2,981,935,679)		3,966,103,689

UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	117,819,860	117,819,860
Total Unaffiliated Investment (Cost $117,819,860)		117,819,860

TOTAL INVESTMENTS–99.91% (Cost $3,099,755,539)	4,083,923,549
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	3,642,601
NET ASSETS APPLICABLE TO 288,751,467 SHARES OUTSTANDING–100.00%	$4,087,566,150

✧✧Standard Class shares.
*Class I shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(38)	CME Australian Dollar Currency Futures	$(2,615,350)	$(2,599,388)	6/15/26	$—	$(15,962)
(74)	CME British Pound Currency Futures	(6,117,025)	(6,096,289)	6/15/26	—	(20,736)
(106)	CME Euro Foreign Exchange Currency Futures	(15,350,788)	(15,225,676)	6/15/26	—	(125,112)
(92)	CME Japanese Yen Currency Futures	(7,284,100)	(7,253,519)	6/15/26	—	(30,581)
(5)	CME Swedish Krona Currency Futures	(1,058,750)	(1,050,065)	6/15/26	—	(8,685)
					—	(201,076)
Equity Contracts:
(102)	CME E-mini Russell 2000 Index Futures	(12,812,220)	(12,511,859)	6/18/26	—	(300,361)
(166)	CME E-mini S&P 500 Index Futures	(54,537,225)	(53,419,405)	6/18/26	—	(1,117,820)
(76)	CME E-mini S&P MidCap 400 Index Futures	(25,813,400)	(25,367,238)	6/18/26	—	(446,162)
(228)	Eurex EURO STOXX 50 Futures	(14,481,185)	(14,382,699)	6/19/26	—	(98,486)
(43)	FTSE 100 Index Futures	(5,804,742)	(5,767,844)	6/19/26	—	(36,898)
(49)	ICE U.S. MSCI Emerging Markets Index Futures	(3,563,770)	(3,460,468)	6/19/26	—	(103,302)
(34)	OML Stockholm OMXS30 Index Futures	(1,048,734)	(1,037,194)	4/17/26	—	(11,540)
(14)	SFE S&P ASX Share Price Index 200 Futures	(2,055,741)	(2,073,360)	6/18/26	17,619	—
(30)	TSE TOPIX Futures	(6,623,610)	(6,719,270)	6/11/26	95,660	—
					113,279	(2,114,569)
Total Futures Contracts					$113,279	$(2,315,645)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.03%@
Equity Funds-40.15%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$180,105,734	$13,438,239	$7,103,989	$(168,569)	$(17,496,687)	$168,774,728	3,837,795	$—	$—
✧✧LVIP BlackRock Equity Dividend Fund	238,341,735	—	20,600,470	1,011,449	(3,056,207)	215,696,507	8,477,637	—	—
✧✧LVIP Channing Small Cap Value Fund	24,749,513	—	4,624,546	1,442,858	83,377	21,651,202	1,603,080	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	321,669,291	6,896,039	12,484,811	594,096	(16,471,573)	300,203,042	18,934,282	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	95,242,857	—	9,204,867	1,372,077	900,237	88,310,304	5,974,582	—	—
✧✧LVIP Nomura Mid-Cap Index Fund	135,693,441	—	16,342,401	1,785,141	9,665,547	130,801,728	2,760,812	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	86,435,956	—	8,853,421	1,253,628	1,221,304	80,057,467	6,064,960	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	16,497,025	733,427	650,250	110,723	(1,108,138)	15,582,787	967,514	—	—
✧✧LVIP SSGA S&P 500 Index Fund	470,375,472	7,641,365	18,337,067	7,762,358	(28,100,723)	439,341,405	13,633,558	—	—
✧✧LVIP SSGA Small-Cap Index Fund	59,643,741	—	5,820,435	3,046,668	(2,268,814)	54,601,160	1,556,165	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	132,453,611	6,747,286	5,283,287	(346,308)	(7,423,703)	126,147,599	4,322,936	—	—
Fixed Income Funds-38.20%@
*Lincoln Bain Capital Total Credit Fund	50,684,269	—	—	—	(448,533)	50,235,736	4,983,704	—	—
✧✧LVIP BlackRock Inflation Protected Bond Fund	103,986,183	—	11,847,084	(61,692)	1,093,659	93,171,066	9,755,111	—	—
✧✧LVIP Franklin Templeton Core Bond Fund	276,805,429	7,050,785	12,316,309	27,654	104,733	271,672,292	23,287,527	—	—
✧✧LVIP JPMorgan Core Bond Fund	995,955,476	23,715,126	38,819,961	(133,068)	72,490	980,790,063	98,522,357	—	—
✧✧LVIP JPMorgan High Yield Fund	52,000,193	916,211	2,428,125	20,581	(104,927)	50,403,933	5,037,371	—	—
✧✧LVIP SSGA Bond Index Fund	116,744,774	2,883,220	4,551,754	(383,893)	387,094	115,079,441	11,400,777	—	—
Global Equity Fund-0.56%@
✧✧LVIP BlackRock Real Estate Fund	24,790,329	—	2,192,343	308,071	141,451	23,047,508	2,911,877	—	—
International Equity Funds-18.12%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	64,535,497	—	8,579,326	1,968,854	1,049,138	58,974,163	5,642,921	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	89,004,690	3,524,963	3,625,381	(68,407)	732,517	89,568,382	8,470,625	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	82,458,343	8,235,440	3,251,253	(358,529)	(10,470,915)	76,613,086	4,564,378	—	—
✧✧LVIP MFS International Growth Fund	167,495,788	—	6,705,230	93,813	(7,207,236)	153,677,135	7,575,900	—	—
✧✧LVIP Mondrian International Value Fund	204,878,838	—	20,556,311	4,826,130	395,374	189,544,031	8,727,911	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	74,906,961	—	9,139,887	2,676,544	61,701	68,505,319	4,931,633	—	—
✧✧LVIP SSGA International Index Fund	114,398,855	—	12,589,429	5,174,004	(3,329,825)	103,653,605	7,734,189	—	—
Total	$4,179,854,001	$81,782,101	$245,907,937	$31,954,183	$(81,578,659)	$3,966,103,689		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
* Class I shares.
LVIP Global Moderate Allocation Managed Risk Fund–3